Details of Significant Accounts	6 Months Ended
Jun. 30, 2023
Details of Significant Accounts
Details of Significant Accounts
6.	Details of Significant Accounts
6(1)	Cash and cash equivalents

	December 31, 2022	June 30, 2023
Petty cash	$1	$1
Checking accounts	1,279	1,852
Demand deposits	11,777	9,043
Time deposits	149,300	26,000
Others	259	272
	$162,616	$37,168

A.	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.
B.	The Group has no cash and cash equivalents pledged to others.
6(2)	Current financial assets at amortized cost

	December 31, 2022	June 30, 2023
Time deposits with maturities over three months	$30,000	$160,800

A.	The Group has no financial assets at amortized cost pledged to others.
B.	The counterparties of the Group’s investments in certificates of deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote.
C.	Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
6(3)	Accounts receivable

	December 31, 2022	June 30, 2023
Accounts receivable	$7,756	$7,641

A.The ageing analysis of accounts receivable is as follows:

	December 31, 2022	June 30, 2023
Not past due	$6,062	$6,354
Up to 30 days	851	401
31 to 90 days	327	619
91 to 180 days	417	145
Over 181 days	99	122
	$7,756	$7,641

The above ageing analysis was based on days overdue.

B.As at December 31, 2022 and June 30, 2023, accounts receivable were all from contracts with customers. And as at January 1, 2022, the balance of receivables from contracts with customers amounted to $ 6,568.
C.As at December 31, 2022 and June 30, 2023, without taking into account other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable was $ 7,756 and  $ 7,641, respectively.
D.Information relating to credit risk of accounts receivable is provided in Note 12(2).
6(4)	Other current assets

	December 31, 2022	June 30, 2023
Prepaid expenses	$4,617	$4,264
Others	88	391
	$4,705	$4,655

6(5)	Property, plant and equipment

	Leasehold		Office
	improvements	Machinery	equipment	Total
At December 31, 2022
Cost	$521	$602	$46	$1,169
Accumulated depreciation	(470)	(382)	(28)	(880)
	$51	$220	$18	$289
Opening net book amount	$51	$220	$18	$289
Additions	114	52	4	170
Depreciation expense	(52)	(56)	(6)	(114)
Closing net book amount	$113	$216	$16	$345
At June 30, 2023
Cost	$635	$652	$50	$1,337
Accumulated depreciation	(522)	(436)	(34)	(992)
	$113	$216	$16	$345

The Group has no property, plant and equipment pledged to others.

6(6)	Leasing arrangements — lessee
A.	The Group leases various assets including buildings and business vehicles. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leased assets cannot be used as collateral for borrowing purposes and are prohibited from being subleased, sold, or lent to others or corporations under any circumstances.
B.	Short-term leases with a lease term of 12 months or less include offices located in United States, Japan, China and France. As of December 31, 2022 and June 30, 2023, lease commitments for short-term leases amounted to $152 and $226, respectively.
C.	The movements of right-of-use assets of the Group are as follows:

	Buildings	Business vehicles	Total
At December 31, 2022
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323
Opening net book amount	$252	$71	$323
Additions	584	202	786
Cost of derecognition	(587)	(208)	(795)
Derecognized accumulated depreciation	587	161	748
Depreciation expense	(175)	(37)	(212)
Closing net book amount	$661	$189	$850
At June 30, 2023
Cost	$806	$202	$1,008
Accumulated depreciation	(145)	(13)	(158)
	$661	$189	$850

D.	Lease liabilities relating to lease contracts:

	December 31, 2022	June 30, 2023
Total lease liabilities	$338	$874
Less: current portion (shown as ‘current lease liabilities’)	(251)	(417)
	$87	$457

E.	The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30,
	2022	2023
Items affecting profit or loss
Interest expense on lease liabilities	$5	$5
Expense on short-term lease contracts	198	193
	$203	$198

F.	For the six months ended June 30, 2022 and 2023, the Group’s total cash outflow for leases were $458 and $401, respectively, including the interest expense on lease liabilities amounting to $5 and $5, expense on short-term lease contracts amounting to $198 and $193, and repayments of principal portion of lease liabilities amounting to $255 and $203, respectively.
6(7)	Intangible assets

	2023
		Other
	Software	intangible assets	Total
At December 31, 2022
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119
Opening net book amount	$81	$38	$119
Additions	33	—	33
Amortization charge	(22)	(15)	(37)
Closing net book amount	$92	$23	$115
At June 30, 2023
Cost	$137	$89	$226
Accumulated amortization	(45)	(66)	(111)
	$92	$23	$115

Details of amortization on intangible assets are as follows:

	Six months ended June 30,
	2022	2023
Research and development expenses	$31	$37

6(8)	Financial liabilities at fair value through profit or loss

	December 31, 2022	June 30, 2023
Non-current items:
Warrant liabilities	$8,431	$8,431
Add: Valuation adjustment	(5,224)	(4,980)
	$3,207	$3,451

A.	Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Six months ended June 30,
	2022	2023
Net gains (losses) recognized in profit or loss
Warrant liabilities	$—	$(244)
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	28,374	—
	$28,374	$(244)
Net losses recognized in other comprehensive income
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$(7)	$—

B.	Warrant liabilities
(a)

As part of Business Combination, warrants sold and issued by Provident were automatically converted to Perfect Warrants. Each warrants entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 (in dollars) per share.

(b)

As of June 30, 2023 there were 20,850 thousand warrants outstanding, consisting of 11,500 thousand Public Warrants, 6,600 thousand Private Placement Warrants and 2,750 thousand Forward Purchase Warrants (as defined below). Each warrant is exercisable for one Perfect Class A Ordinary Share, in accordance with its terms.

Public Warrants

Provident sold an aggregate of 11,500 thousand Public Warrants in the Provident Initial Public Offering.

Private Placement Warrants

Provident privately issued and sold an aggregate of 6,600 thousand Private Warrants to the Sponsor simultaneously with the consummation of the Provident Initial Public Offering on January 7, 2021.

Forward Purchase Warrants

Pursuant to the Forward Purchase Agreements (“FPA”), Provident issued and sold to FPA Investors, an aggregate of 5,500 thousand Forward Purchase Shares and 2,750 thousand Forward Purchase Warrants in consideration for an aggregate purchase price of $55,000, as closed on October 27, 2022.

(c)	Movements in all kinds of Perfect Warrants are as follows:

		Private Placement	Forward Purchase
	Public Warrants	Warrants	Warrants	Warrant liabilities
	(units in thousands)	(units in thousands)	(units in thousands)	Amount
At December 31, 2022	11,500	6,600	2,750	$3,207
At June 30, 2023	11,500	6,600	2,750	$3,451

(d)	Redemption of warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00 (in dollars).

Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to Perfect Private Placement Warrants):

(i)in whole and not in part (ii) at a price of $0.01 (in dollars) per warrant (iii)upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”) and (iv) if, and only if, the last reported sale price of the Perfect Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (which the Company refers to as the “Reference Value”) equals or exceeds $18.00 (in dollars) per share.

(e)	Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00 (in dollars).

Once the warrants become exercisable, the Company may redeem the outstanding warrants:

(i) in whole and not in part (ii) at $0.10 (in dollars) per warrant upon a minimum of 30 days’ prior written notice of redemption (iii) provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of Perfect Class A Ordinary Shares (iv) if, and only if, the Reference Value equals or exceeds $10.00 (in dollars) per share and (v) if the Reference Value is less than $18.00 (in dollars) per share, Perfect Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Perfect Public Warrants, as described above.

(f)	Private Placement Warrants

The Private Placement Warrants are identical to the Public Warrants and Forward Purchase Warrants except that Private Placement Warrants, so long as they are held by Provident Acquisition Holdings Ltd., (the “Sponsor”) or its permitted transferees, (i) will not be redeemable by the Company (ii) may not (including the Class A ordinary shares issuable upon exercise of these Private Placement Warrants), subject to certain limited exceptions, be transferred assigned or sold by the holder until 30 days after the completion of the Company’s initial Business Combination (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to certain registration rights.

If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as Public Warrants and Forward Purchase Warrants.

6(9)	Other payables

	December 31, 2022	June 30, 2023
Employee bonus	$4,038	$4,385
Payroll	2,130	1,430
Professional service fees	1,371	800
Promotional fees	1,039	589
Remuneration to directors	53	213
Post and telecommunications expenses	173	181
Sales VAT payables	175	164
Others	329	333
	$9,308	$8,095

6(10)Provisions

Warranty
At December 31, 2022	$1,855
Additional provisions	335
Used during the period	(15)
Net exchange differences	(41)
At June 30, 2023	$2,134

Analysis of total provisions:

	December 31, 2022	June 30, 2023
Current	$1,855	$2,134

The Group enters into the contract with customers with warranties on services provided. The warranties (loss indemnification) provide customers with assurance that the related services will function as agreed by both parties. Provision for warranty is estimated based on historical warranty data, other known events and management’s judgement. The Group recognizes such expenses within ‘Cost of sales and services’ when related services are provided. Any changes in industry circumstances might affect the provisions. Provisions shall be paid when the payment is actually claimed.

6(11)Pensions

A.	Defined benefit plan
(a)	The Group’s subsidiary, Perfect Mobile Corp. (Taiwan), was incorporated in Taiwan, which has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular foreign employees’ service years. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. Perfect Mobile Corp. (Taiwan) contributes an adequate amount to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, Perfect Mobile Corp. (Taiwan) would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method to the employees expected to qualify for retirement in the following year, Perfect Mobile Corp. (Taiwan) will make contributions for the deficit by next March.
(b)	For the aforementioned pension plan, the Group recognized pension costs of $2 and $2 for the six months ended June 30, 2022 and 2023, respectively.
(c)	Expected contributions to the defined benefit pension plans of Perfect Mobile Corp. (Taiwan) for the year ending December 31, 2023 amount to $5.
B.	Defined contribution plans
(a)	Perfect Mobile Corp. (Taiwan) has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, Perfect Mobile Corp. (Taiwan) contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment.
(b)	The pension costs under defined contribution pension plan of Perfect Mobile Corp. (Taiwan) for the six months ended June 30, 2022 and 2023 were $253, and $ 265, respectively.
(c)	The pension costs under local government law of other foreign subsidiaries for the six months ended June 30, 2022 and 2023 were $96, and $ 121, respectively.

6(12)Share-based payment

A.	Share Incentive Plan

On December 13, 2021, the Board approved and adopted the Share Incentive Plan to issue stock option of 30,000 thousand units.Prior to the recapitalization, each unit was eligible to subscribe for one Perfect Common Share.

In connection with the recapitalization, an equitable adjustment has been made to the exercised price, number of shares and class of shares to be issued. After recapitalization, 5.65 units are eligible to subscribe for one Perfect Ordinary Share and the exercised price for stock options issued in 2022 was also changed by the same ratio from $0.7 (in dollars) to $3.95 (in dollars) per share. On October 25, 2022, the Board has approved and adopted an amendment to the Share Incentive Plan in response to the aforementioned recapitalization. Going forward one unit option is eligible for one Perfect Ordinary Share. The maximum number of Perfect Ordinary Shares that can be issued upon exercise of all options under the Share Incentive Plan are 5,311 thousand Shares.

(a)For the six months ended June 30, 2023, the Group’s Share Incentive Plan’s terms and condition were as follows:

	Type of		Maximum terms of
Plan	arrangement	Settled by	option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

(b)Movements of outstanding options under Share Incentive Plan are as follows:

	2022 (Note)		2023
		Weighted- average		Weighted- average
	No. of options	exercise price per share	No. of options	exercise price per share
	(units in thousands)	(in dollars)	(units in thousands)	(in dollars)
Options outstanding at January 1	—	$—	2,063	$3.95
Options granted	2,143	3.95	2,276	4.94
Options forfeited	(43)	3.95	(67)	4.04
Options outstanding at June 30	2,100	3.95	4,272	4.48
Options exercisable at June 30	—		—

Note: The comparable amounts in above table have been amended to show the number of units based on new subscription ratio for all periods presented.

(c)	As of December 31, 2022 and June 30, 2023, the range of exercise prices of stock options outstanding were $3.95 and $3.95 ~ $7.2 (in dollars) per share, respectively; the weighted-average remaining contractual period was 4.06 years and 3.56 ~ 4.90 years, respectively.
(d)	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

			Adjusted
		Adjusted	exercise					Adjusted
		stock price	price per	Expected			Risk-free	fair value
	Grant	per share	share	price	Expected	Expected	interest	per unit
Plan	date	(in dollars)	(in dollars)	volatility	option life	dividends	rate	(in dollars)
Share Incentive Plan	2022.1.21	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.1.03	$7.20	$7.20	64.85%	3.87	0.00%	4.07%	$3.7198
	2023.5.23	$4.93	$4.93	69.15%	3.88	0.00%	3.90%	$2.6615

Note: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.

B.	Incentive Stock Option Plan

The Board of the Company has established two stock option plans, 2015 Incentive Stock Option Plan and 2018 Incentive Stock Option Plan (“Incentive Stock Option Plan”).

On November 22, 2021, the Company declared a notice pursuant to its Incentive Stock Option Plan. Based on the notice, all the unvested option shares granted by the Company to optionee becomes fully vested on November 22, 2021. The optionee may exercise the vested options within one month after November 22, 2021. Any options that are not exercised within such one month period shall be deemed cancelled and forfeited upon expiration of such period on December 22, 2021.On January 24, 2022, the Company has completed the conversion of 26,629 thousand of option shares to Perfect Common Shares and converted to Perfect Class A or Class B Ordinary Shares in connection with the Recapitalization.

(a)The following table illustrate the Group’s Incentive Stock Option Plan’s original terms and condition:

	Type of		Maximum terms of
Plan	arrangement	Settled by	option granted	Vesting conditions
2015 Incentive Stock Option Plan	Employee stock options	Equity	Four years, one month	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
2018 Incentive Stock Option Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

(b)Movements of the Group’s Incentive Stock Option Plan prior to the recapitalization are as follows:

2022
Weighted-
	No. of options	average exercise
	(units in	price
	thousands)	(in dollars)
Options outstanding at January 1	26,629	$0.21
Options exercised	(26,629)	0.21
Options outstanding at June 30	—	—
Options exercisable at June 30	—	—

(c)The weighted-average exercise price of stock options for the six months ended June 30, 2022 were all $0.21 (in dollars).
(d)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

	Range of stock	Exercise	Range of	Expected		Range of risk	Range of fair
	price	price	expected price	option	Expected	free interest	value per unit
Plan	(in dollars)	(in dollars)	volatility	life	dividends	rate	(in dollars)
2015 Incentive Stock Option Plan	$0.0564~0.1777	$0.1000	39.29%~42.25%	3.42	0.00%	0.45%~2.79%	$0.0080~0.0947
2018 Incentive Stock Option Plan	0.1689~0.8931	0.3000	39.16%~53.27%	3.88	0.00%	0.58%~2.29%	0.0228~0.6397

Note:	Expected price volatility rate was estimated by using historical volatility record of similar entities as the stock has no quoted market price.
C.	Expenses incurred on share-based payment transactions are shown below:

	Six months ended June 30,
	2022	2023
Equity settled	$1,006	$1,441

D.	The Group has service agreements with its Board of Directors to grant them awards of the Company’s Ordinary Shares at a fixed monetary value. Expense incurred for the six months ended June 30, 2022 and 2023 was $— and $175, respectively.
E.	Shareholder Earnout

The Company executed additional capitalization by way of the potential issuance of Earnout Shares for Perfect shareholders. In accordance with Shareholder Earnout terms and conditions contemplated by the Business Combination Agreement, 3,000 thousand, 3,000 thousand and 4,000 thousand of the Shareholder Earnout Shares are issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period when the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), $13.00 (in dollars) and $14.50 (in dollars), respectively.

Shareholder Earnout Shares are considered a potential contingent payment agreement with Shareholders, based on a market condition without link to service. Fair value of the Shareholder Earnout Shares is already reflected in Provident’s publicly quoted price that has been used to derive the estimated fair value of Perfect Ordinary Shares. It is included in the estimated fair value of the Perfect Ordinary shares as of the date of the recapitalization that was used to compute the listing charge. Accordingly, no separate adjustment to record fair value of the Shareholder Earnout is considered necessary, because the estimated fair value of such shares is already presumed to be reflected in the fair value of the Perfect shares.

F.	Sponsor Earnout

In connection with the Business Combination Agreement, the Company entered into a Sponsor Letter Agreement pursuant to which it agreed to issue Earnout shares to the Sponsors. Subject to the terms and conditions contemplated by the Sponsor Letter Agreement, upon the occurrence of specific Sponsor Earnout Event (as defined below) from October 28, 2022 to October 28, 2027 (“Earnout Period”), Perfect will issue Perfect Class A Ordinary Shares of up to 1,175,624 Class A Ordinary Shares(the “Sponsor Earnout Promote Shares”) to Sponsor, with (a) 50% of the Sponsor Earnout Promote Shares issuable if over any 20 trading days within any thirty-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), and (b) 50% of the Sponsor Earnout Promote Shares issuable if over any twenty (20) trading days within any thirty-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00 (in dollars). None of these conditions had been met in the period up through June 30, 2023.

6(13)Share capital

A.	As of December 31, 2022 and June 30, 2023, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by the Board of Directors. The paid-in capital was $11,826, consisting of 101,475 thousand Class A Ordinary Shares and 16,789 thousand Class B Ordinary Shares with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.

Perfect Class A Ordinary shares

Perfect Class A Ordinary shares have a par value of $0.1 (in dollars). Amounts received above the par value are recorded as share premium. Each holder of Perfect Class A ordinary shares will be entitled to one vote per share. Class A Ordinary Shares are listed on NYSE under the trading symbol “PERF”.

Perfect Class B Ordinary shares

Perfect Class B Ordinary shares have a par value of $0.1 (in dollars). Perfect Class B Ordinary Shares have the same rights as Perfect Class A Shares except for voting and conversion rights. Each Perfect Class B Ordinary Shares is entitled to 10 votes and is convertible into Perfect Class A Ordinary Shares at any time by the holder thereof. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Shares. Each Class B Ordinary Share shall, automatically and immediately, without any further action from the holder thereof, convert into one Class A Ordinary Share when it ceases being beneficially owned by any of the Principals. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

B.	Movements in the number of the Company’s shares outstanding are as follows:

Shares
(in thousands)
At December 31, 2022	118,264
At June 30, 2023	118,264

C.	Share Repurchase Plan

On May 4, 2023, the Board of Directors approved a share repurchase plan authorizing the Company may repurchase up to $20,000 of its Class A ordinary shares over the next 12-month period. During the period from May 8, 2023 to June 30, 2023, the Company repurchased 86 thousand of its Class A ordinary shares with a total consideration paid amounted $429. The repurchased shares have been recorded as treasury shares on the Company’s balance sheet.

6(14)Capital surplus

Except as required by the Company’s Articles of Incorporation or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

The following tables illustrates the detail of capital surplus:

	December 31, 2022	June 30, 2023
Additional paid-in capital	$554,209	$554,209
Other:
Employees’ stock option cost	2,162	3,428
Directors’ share-based compensation	58	233
Subtotal	2,220	3,661
	$556,429	$557,870

6(15)Accumulated deficits

Under the Company’s Articles of Incorporation, distribution of earnings would be based on the Company’s operating and capital needs.

6(16)Revenue

	Six months ended June 30,
	2022	2023
Revenue from contracts with customers	$23,379	$24,832

A.Disaggregation of revenue from contracts with customers
(a)	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

	United
Six months ended June 30, 2022	States	Japan	France	Others	Total
Revenue from external customer contracts	$11,214	$2,659	$1,918	$7,588	$23,379
Timing of revenue recognition:
At a point in time	$1,593	$762	$569	$1,290	$4,214
Over time	9,621	1,897	1,349	6,298	19,165
	$11,214	$2,659	$1,918	$7,588	$23,379

	United
Six months ended June 30, 2023	States	Japan	France	Others	Total
Revenue from external customer contracts	$11,256	$2,203	$1,979	$9,394	$24,832
Timing of revenue recognition:
At a point in time	$794	$418	$328	$1,353	$2,893
Over time	10,462	1,785	1,651	8,041	21,939
	$11,256	$2,203	$1,979	$9,394	$24,832

(b)	Alternatively, the disaggregation of revenue could also be distinct as follows:

	Six months ended June 30,
	2022	2023
AR/AI cloud solutions and Subscription	$18,184	$21,359
Licensing	4,119	2,875
Advertisement	981	580
Others (Note)	95	18
	$23,379	$24,832

Note: Others are immaterial revenue streams to the Group.

(c)	The revenue generated from AR/AI cloud solutions was $10,373, and $9,622 for the six months ended June 30, 2022 and 2023, respectively.
B.	Contract assets and liabilities
(a)	The Group has recognized the following revenue-related contract assets mainly arose from unbilled receivables and contract liabilities mainly arose from sales contracts with receipts from customers in advance. Generally, the contract period is one year, the contract liabilities are reclassified as revenue within the following one year after the balance sheet date.

	December 31, 2022	June 30, 2023
Contract assets:
Unbilled revenue	$3,660	$1,512
Contract liabilities:
Advance sales receipts	$13,024	$15,976

(b)	Revenue recognized that was included in the contract liability balance at the beginning of the period

	Six months ended June 30,
	2022	2023
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$7,104	$9,763

(c)	Unsatisfied contracts

Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as of December 31, 2022 and June 30, 2023, amounting to $23,653 and $26,470, respectively. The Group expects that 91% of the transaction price allocated to the unsatisfied contracts as of June 30, 2023, are expected to be recognized as revenue less than one year. The remaining 9% is expected to be recognized as revenue from July 2024 to 2028.

6(17)Interest income

	Six months ended June 30,
	2022	2023
Interest income from bank deposits	$178	$2,100
Interest income from financial assets at amortized cost	—	2,509
	$178	$4,609

The nature of interest income from financial assets at amortized cost was time deposits with maturities over three months.

6(18)Other income

	Six months ended June 30,
	2022	2023
Others	$11	$7

6(19)Other gains and losses

	Six months ended June 30,
	2022	2023
Foreign exchange gains (losses)	$603	$(215)
Gains (losses) on financial liabilities at fair value through profit or loss	28,374	(244)
	$28,977	$(459)

Please refer to Note 6(8) for details of gains (losses) on financial liabilities at fair value through profit or loss.

6(20)Finance costs

	Six months ended June 30,
	2022	2023
Interest expense – lease liabilities	$5	$5

6(21)Costs and expenses by nature

	Six months ended June 30,
	2022	2023
Cost of goods sold	$32	$2
Employee benefit expenses	13,949	13,516
Promotional fees	3,359	4,823
Service providing expenses	2,347	4,365
Professional service fees	3,689	2,893
Insurance expenses	47	1,170
Warranty cost	529	335
Depreciation of right-of-use assets	230	212
Depreciation of property, plant and equipment	127	114
Amortization of intangible assets	31	37
Others	1,087	965
	$25,427	$28,432

6(22)Employee benefit expenses

	Six months ended June 30,
	2022	2023
Wages and salaries	$11,341	$10,425
Employee stock options	1,006	1,266
Employee insurance fees	709	685
Pension costs	351	388
Remuneration to directors	—	335
Other personnel expenses	542	417
	$13,949	$13,516

6(23)Income tax

	Six months ended June 30,
	2022	2023
Current income tax:
Current tax expense recognized for the current period	$161	$63
Income tax expense	$161	$63

6(24)Earnings (loss) per share

	Six months ended June 30, 2022
		Weighted average
		number of ordinary	Earnings (loss)
		shares outstanding	per share
	Amount after tax	(shares in thousands)	(in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$26,952	57,494	$0.469
Dilutive loss per share
Loss attributable to ordinary shareholders of the parent
Assumed conversion of all dilutive potential ordinary shares - Convertible preferred shares	(28,374)	42,904	(0.661)
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(1,422)	100,398	$(0.014)

	Six months ended June 30, 2023
		Weighted average
		number of ordinary	Earnings
		shares outstanding	per share
	Amount after tax	(shares in thousands)	(in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$489	118,248	$0.004
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$489	118,248	$0.004

Note: Employee stock options was excluded from the calculation of diluted earnings per share as it is anti-dilutive for the six months ended June 30, 2023.

6(25)Changes in liabilities from financing activities

	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
At December 31, 2022	$3,207	$338	$3,545
Change in fair value through profit and loss	244	—	244
Changes in cash flow from financing activities	—	(203)	(203)
Changes in other non-cash items – additions	—	786	786
Changes in other non-cash items – lease modification	—	(47)	(47)
At June 30, 2023	$3,451	$874	$4,325